UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2019

Item 1. Schedule of Investments.

Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
October 31, 2019 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 6.0%
9,691	CenturyLink, Inc.	$125,402
2,494	Comcast Corporation - Class A	111,780
3,879	Discovery, Inc. - Class A (a)	104,558
1,408	Omnicom Group, Inc.	108,684
1,841	Verizon Communications, Inc.	111,325
4,285	Viacom, Inc. - Class B	92,385
		654,134
	Consumer Discretionary - 15.1%
56	Booking Holdings, Inc. (a)	114,731
128	Chipotle Mexican Grill, Inc. (a)	99,604
727	Deckers Outdoor Corporation (a)	111,158
2,657	eBay, Inc.	93,659
6,985	Gap, Inc.	113,576
8,083	Hanesbrands, Inc.	122,942
999	Hasbro, Inc.	97,213
1,196	Hilton Worldwide Holdings, Inc.	115,965
1,530	Hyatt Hotels Corporation - Class A	114,352
6,679	L Brands, Inc.	113,810
1,454	PVH Corporation	126,731
2,312	Service Corporation International	105,150
1,109	Starbucks Corporation	93,777
1,347	V.F. Corporation	110,845
2,490	Wyndham Destinations, Inc.	115,561
		1,649,074
	Consumer Staples - 2.9%
2,454	Campbell Soup Company	113,645
541	Estée Lauder Companies, Inc. - Class A	100,772
759	Kimberly-Clark Corporation	100,856
		315,273

	Financials - 17.5%
890	American Express Company	104,379
2,119	American International Group, Inc.	112,222
550	Aon plc	106,238
4,012	Bank of America Corporation	125,455
2,622	Bank of New York Mellon Corporation	122,578
261	BlackRock, Inc.	120,504
2,882	Charles Schwab Corporation	117,326
686	Chubb, Ltd.	104,560
1,146	Intercontinental Exchange, Inc.	108,091
1,072	Marsh & McLennan Companies, Inc.	111,081
497	Moody’s Corporation	109,683
2,661	Morgan Stanley	122,539
457	MSCI, Inc.	107,194
831	PNC Financial Services Group, Inc.	121,908
412	S&P Global, Inc.	106,292
998	T. Rowe Price Group, Inc.	115,568
729	Travelers Companies, Inc.	95,543
		1,911,161
	Health Care - 16.4%
1,253	Abbott Laboratories	104,763
422	Anthem, Inc.	113,552
1,218	Baxter International, Inc.	93,421
422	Becton Dickinson and Company	108,032
2,298	Bristol-Myers Squibb Company	131,837
1,107	Celgene Corporation (a)	119,589
1,553	Cerner Corporation	104,237
1,758	CVS Health Corporation	116,713
483	Edwards Lifesciences Corporation (a)	115,137
948	Eli Lilly & Company	108,025
834	Johnson & Johnson	110,121
992	Medtronic plc	108,029
1,238	Merck & Company, Inc.	107,285
3,011	Pfizer, Inc.	115,532
373	Thermo Fisher Scientific, Inc.	112,639
458	UnitedHealth Group, Inc.	115,737
		1,784,649
	Industrials - 6.3%
1,632	IHS Markit, Ltd. (a)	114,272
884	Ingersoll-Rand plc	112,171
2,508	Johnson Controls International plc	108,672
647	Parker-Hannifin Corporation	118,718
3,364	Rollins, Inc.	128,202
1,280	TransUnion	105,754
		687,789

		Information Technology - 29.7% (b)
376		Adobe, Inc. (a)	104,502
1,201		Akamai Technologies, Inc. (a)	103,886
512		Apple, Inc.	127,365
2,298		Applied Materials, Inc.	124,689
487		Arista Networks, Inc. (a)	119,106
750		Autodesk, Inc. (a)	110,520
630		Automatic Data Processing, Inc.	102,205
2,359		Cisco Systems, Inc.	112,076
1,001		Fiserv, Inc. (a)	106,246
7,987		Hewlett Packard Enterprise Company	131,066
5,853		HP, Inc.	101,667
814		International Business Machines Corporation	108,856
371		Intuit, Inc.	95,533
381		Mastercard, Inc. - Class A	105,465
777		Microsoft Corporation	111,398
659		NVIDIA Corporation	132,473
847		Okta, Inc. (a)	92,382
2,057		Oracle Corporation	112,085
1,310		Paychex, Inc.	109,567
982		PayPal Holdings, Inc. (a)	102,226
687		salesforce.com, Inc. (a)	107,509
2,199		Seagate Technology plc	127,608
409		ServiceNow, Inc. (a)	101,129
4,604		Symantec Corporation	105,340
756		Synopsys, Inc. (a)	102,627
821		Twilio, Inc. - Class A (a)	79,276
526		VeriSign, Inc. (a)	99,951
592		Visa, Inc. - Class A	105,885
1,927		Western Digital Corporation	99,530
604		Workday, Inc. - Class A (a)	97,945
			3,240,113
		Materials - 0.9%
519		Ecolab, Inc.	99,684
		Real Estate - 3.0%
193		Equinix, Inc.	109,389
1,297		Prologis, Inc.	113,824
719		Simon Property Group, Inc.	108,339
			331,552
		Utilities - 2.0%
841		American Water Works Company, Inc.	103,670
2,417		Aqua America, Inc.	109,563
			213,233
		TOTAL COMMON STOCKS (Cost $10,270,987)	10,886,662
		TOTAL INVESTMENTS (Cost $10,270,987) - 99.8%	10,886,662
		Other Assets in Excess of Liabilities - 0.2%	24,541
		NET ASSETS - 100.0%	$10,911,203

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

Summary of Fair Value Disclosure at October 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$10,886,662	$-	$-	$10,886,662
Total Investments in Securities	$10,886,662	$-	$-	$10,886,662
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended October 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ETF Series Solutions

By (Signature and Title)         /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        12/10/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date        12/10/19

By (Signature and Title)*          /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        12/10/19

* Print the name and title of each signing officer under his or her signature.